As filed with the Securities and Exchange Commission on November 9, 2018

Securities Act File No. 333-208312

Investment Company Act File No. 811-23117

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 70	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 71	☒
(Check appropriate box or boxes)

JPMORGAN TRUST IV

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Gregory S. Samuels, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Carmine Lekstutis, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
270 Park Avenue	1095 Avenue of the Americas
New York, NY 10017	New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 10, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus, statement of additional information and Part C included in Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of JPMorgan Trust IV (the “Trust”), filed with the Commission on June 8, 2016

(Accession Number 0001193125-16-616819) (the “Registration Statement”) are incorporated herein by reference.

PART C: OTHER INFORMATION

Item 28: Exhibits

(a)(1)	Certificate of Trust dated November 11, 2015. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 2, 2015 (Accession Number 0001193125-15-393327).

(a)(2)	Declaration of Trust dated November 11, 2015, including Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 2, 2015 (Accession Number 0001193125-15-393327).

(a)(2)(a)	Amended Schedule A, dated August 14, 2018, to the Declaration of Trust, dated November 11, 2015. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 24, 2018 (Accession Number 0001193125-18-257074).

(b)	By-Laws dated November 11, 2015. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 2, 2015 (Accession Number 0001193125-15-393327).

(c)	Instruments Defining Rights of Security Holders. Incorporated by reference to Exhibits (a) and (b).

(d)(1)	Investment Advisory Agreement, dated November 11, 2015, including Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 18, 2016 (Accession Number 0001193125-16-594559).

(d)(1)(a)	Form of Amended Schedule A, dated August 14, 2018, to the Investment Advisory Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 24, 2018 (Accession Number 0001193125-18-257074).

(e)(1)	Distribution Agreement, dated February 19, 2015, between the Trusts and JPMorgan Distribution Services, Inc. (JPMDS). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 2, 2015 (Accession Number 0001193125-15-393327).

(e)(2)	Amendment to the Distribution Agreement, dated February 12, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 2, 2015 (Accession Number 0001193125-15-393327).

(e)(3)	Amendment to the Distribution Agreement including Schedule A, amended as of November 11, 2015. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 18, 2016 (Accession Number 0001193125-16-594559).

(e)(4)	Form of Amended Schedule B to the Distribution Agreement, amended as of August 15, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 29, 2018 (Accession Number 0001193125-18-310341).

(e)(5)	Form of Amended Schedule C to the Distribution Agreement, amended as of November 16, 2016. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 22, 2016 (Accession Number 0001193125-16-802222).

(e)(6)	Form of Amended Schedule D to the Distribution Agreement, amended as of August 15, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 29, 2018 (Accession Number 0001193125-18-310341).

(e)(7)	Amended Schedule E to the Distribution Agreement, amended as of June 22, 2015. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 18, 2016 (Accession Number 0001193125-16-594559).

(e)(8)	Form of Amended Schedule F to the Distribution Agreement, amended as of November 16, 2016. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 22, 2016 (Accession Number 0001193125-16-802222).

(f)	Deferred Compensation Plan for Eligible Trustees of the Trust. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 2, 2015 (Accession Number 0001193125-15-393327).

(g)(1)	Amended and Restated Global Custody and Fund Accounting Agreement, dated September 1, 2010, between JPMorgan Chase Bank, N.A. and the entities named on Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 18, 2016 (Accession Number 0001193125-16-594559).

(g)(1)(a)	Form of Amended Schedule A to the Amended and Restated Global Custody and Fund Accounting Agreement (as amended August 15, 2018). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 29, 2018 (Accession Number 0001193125-18-310341).

(g)(1)(b)	Amendment to Amended and Restated Global Custody and Fund Accounting Agreement, dated December 1, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 18, 2016 (Accession Number 0001193125-16-594559).

(g)(1)(c)	Amendment to Amended and Restated Global Custody and Fund Accounting Agreement, dated September 1, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 18, 2016 (Accession Number 0001193125-16-594559).

(g)(1)(d)	Joinder and Amendment, dated December 1, 2015, including Schedule A, to Amended and Restated Global Custody and Fund Accounting Agreement dated September 1, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 18, 2016 (Accession Number 0001193125-16-594559).

(g)(1)(e)	Form of Amendment to the Amended and Restated Global Custody and Fund Accounting Agreement, dated as of September 1, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 22, 2018 (Accession Number 0001193125-18-053867).

(g)(1)(f)	Third Party Securities Lending Rider, dated October 4, 2018, to the Amended and Restated Global Custody and Fund Accounting Agreement, dated September 1, 2010 among the Registrant, JPMorgan Chase Bank, N.A. and Citibank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 29, 2018 (Accession Number 0001193125-18-310341).

(h)(1)(a)	Administration Agreement, dated February 19, 2005 between the Trusts and JPMorgan Funds Management Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 2, 2015 (Accession Number 0001193125-15-393327).

(h)(1)(b)	Amendment, including amended Schedule A, dated May 1, 2006, to the Administration Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 2, 2015 (Accession Number 0001193125-15-393327).

(h)(1)(c)	Amendment to February 19, 2005 Administration Agreement, dated February 12, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 2, 2015 (Accession Number 0001193125-15-393327).

(h)(1)(d)	Amendment to February 19, 2005 Administration Agreement, dated November 11, 2015. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 18, 2016 (Accession Number 0001193125-16-594559).

(h)(1)(e)	Form of Amended Schedule B to the Administration Agreement (amended as of August 15, 2018). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 29, 2018 (Accession Number 0001193125-18-310341).

(h)(1)(f)	Amendment to Administration Agreement, dated April 1, 2016, including Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 22, 2016 (Accession Number 0001193125-16-802222).

(h)(2)	Amended and Restated Transfer Agency Agreement between the Trust and Boston Financial Data Services, Inc. (“BFDS”) dated September 1, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 18, 2016 (Accession Number 0001193125-16-594559).

(h)(2)(a)	Form of Amended Appendix A, dated as of August 15, 2018, to the Amended and Restated Transfer Agency Agreement between the Trust and BFDS dated September 1, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 29, 2018 (Accession Number 0001193125-18-310341).

(h)(2)(b)	Amendment to the Amended and Restated Transfer Agency Agreement between the Trust and BFDS, dated November 11, 2015. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 22, 2016 (Accession Number 0001193125-16-802222).

(h)(3)(a)	Shareholder Servicing Agreement, dated February 19, 2005, between the Trust and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 2, 2015 (Accession Number 0001193125-15-393327).

(h)(3)(b)	Amendment to the Shareholder Servicing Agreement including Schedules A and B, (amended as of August 22, 2013). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 2, 2015 (Accession Number 0001193125-15-393327).

(h)(3)(c)	Amendment, dated February 12, 2014, to the Shareholder Servicing Agreement, dated February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 2, 2015 (Accession Number 0001193125-15-393327).

(h)(3)(d)	Amendment dated November 11, 2015, to the Shareholder Servicing Agreement, dated February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 18, 2016 (Accession Number 0001193125-16-594559).

(h)(3)(e)	Form of Amended Schedule B to the Shareholder Servicing Agreement, (amended as of August 15, 2018). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 29, 2018 (Accession Number 0001193125-18-310341).

(h)(4)	Form of Fee Waiver Agreement for the JPMorgan Flexible Long/Short Fund and the JPMorgan Ultra-Short Municipal Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 27, 2016 (Accession Number 0001193125-16-606375).

(h)(5)	Form of Fee Waiver Agreement for the JPMorgan Value Plus Fund, dated November 1, 2017. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 31, 2017 (Accession Number 0001193125-17-327181).

(h)(6)	Form of Trust Fund/SERV Agreement used by JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 31, 2017 (Accession Number 0001193125-17-327181).

(h)(7)	Form of Sub Transfer Agency Agreement between the Record keeper and the Registrant. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 30, 2016 (Accession Number 0001193125-16-696804.)

(h)(8)	Form of Service Agreement between the Financial Intermediary and JPMorgan Distributions Service, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 30, 2016 (Accession Number 0001193125-16-696804.)

(h)(9)	Form of Mutual Fund Sales Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 31, 2017 (Accession Number 0001193125-17-327181).

(h)(10)	Form of Bilateral Networking Agreement among Registrant, JPMorgan Distribution Services, Inc. and the Financial Intermediary. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 30, 2016 (Accession Number 0001193125-16-696804.)

(h)(11)	Form of Fee Waiver Agreement for the JPMorgan High Yield Opportunities Fund. Incorporated herein by reference to the Registrants’s Registration Statement as filed with the Securities and Exchange Commission on October 4, 2016 (Accession Number 0001193125-16-730570).

(h)(12)	Form of Fee Waiver Agreement for the JPMorgan SmartSpending 2050 Fund, dated November 1, 2017. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 31, 2017 (Accession Number 0001193125-17-327181).

(h)(13)	Form of Fee Waiver Agreement, dated July 1, 2018, for the JPMorgan Core Focus SMA Fund and JPMorgan Municipal SMA Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2018 (Accession Number 0001193125-18-207407).

(h)(14)	Form of Fee Waiver Agreement, dated July 1, 2018, for the FYE 2/28 Funds listed on Schedule A thereto. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2018 (Accession Number 0001193125-18-207407).

(h)(15)	Form of Fee Waiver Agreement for the JPMorgan Core Focus SMA Fund, dated March 1, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 22, 2018 (Accession Number 0001193125-18-053867).

(h)(16)	Form of Fee Waiver Agreement for the JPMorgan Institutional Tax Free Money Market Fund, dated July 1, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2018 (Accession Number 0001193125-18-207407).

(h)(17)	Form of Fee Waiver Agreement for the JPMorgan Equity Premium Income Fund, dated August 29, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 29, 2018 (Accession Number 0001193125-18-261782).

(h)(18)	Form of Fee Waiver Agreement for the JPMorgan Securities Lending Money Market Fund, dated September 19, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 12, 2018 (Accession Numbers 0001193125-18-271637).

(h)(19)	Form of Fee Waiver Agreement for the FYE 6/30 Funds listed on Schedule A, there to, dated November 1, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 29, 2018 (Accession Number 0001193125-18-310341).

(h)(20)	Form of Amendment to Expense Waiver Agreements. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 29, 2018 (Accession Number 0001193125-18-310341).

(h)(21)	Global Securities Lending Agency Agreement, effective as of October 4, 2018, between the Registrant and Citibank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 29, 2018 (Accession Number 0001193125-18-310341).

(i)	Opinion and consent of counsel. To be filed by Amendment

(j)(1)	Consent of independent registered public accounting firm. N/A

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Combined Amended and Restated Distribution Plan, amended as of November 11, 2015, including Schedules A and B. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 2, 2015 (Accession Number 0001193125-15-393327).

(m)(2)	Amended Schedule B, dated August 14, 2018, to the Combined Amended and Restated Distribution Plan (as amended November 11, 2015). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 24, 2018 (Accession Number 0001193125-18-257074).

(n)(1)	Combined Amended and Restated Rule 18f-3 Multi-Class Plan, including Exhibit A, amended as of September 30, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 29, 2018 (Accession Number 0001193125-18-310341).

(n)(2)	Amended Exhibit B, dated August 24, 2018, to the Combined Amended and Restated Rule 18f-3 Multi-Class Plan (amended September 30, 2018). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 29, 2018 (Accession Number 0001193125-18-310341).

(o)	Reserved.

(p)	Codes of Ethics.

(p)(1)	Code of Ethics of the Trust. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 18, 2016 (Accession Number 0001193125-16-594559).

(p)(2)	Code of Ethics for JPMAM, including J.P. Morgan Investment Management Inc. (JPMIM), effective February 1, 2005, revised March 31, 2016. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 14, 2016 (Accession Number 0001193125-16-620984).

(p)(3)	Code of Ethics for JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 2, 2015 (Accession Number 0001193125-15-393327).

(99)(a)	Powers of Attorney for the Trustees. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 22, 2018 (Accession Number 0001193125-18-053867).

(99)(b)	Power of Attorney for Brian S. Shlissel. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 22, 2018 (Accession Number 0001193125-18-053867).

(99)(c)	Power of Attorney for Timothy J. Clemens. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 12, 2018 (Accession Number 0001193125-18-115627).

(99)(d)	Power of Attorney for Stephen Fisher. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 25, 2018 (Accession Number 0001193125-18-175134).

(99)(e)	Power of Attorney for Kathleen M. Gallagher. Filed herewith.

Item 29. Persons Controlled by or Under Common Control with the Fund

Not applicable.

Item 30. Indemnification

Reference is made to Article VII, Section 4 of Registrant’s Declaration of Trust. Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

See “Management of the Trust” in Part B. The business or other connections of each director and officer of J.P. Morgan Alternative Asset Management, Inc. is currently listed in the investment advisor registration on Form ADV for J.P. Morgan Alternative Asset Management, Inc. (File No. 801-38319) and is incorporated herein by reference.

Item 32. Principal Underwriters

(1)

JPMorgan Distribution Services, Inc. is the principal underwriter of the Registrant’s shares. JPMorgan Distribution Services, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. JPMorgan Distribution Services, Inc. is located at 1111 Polaris Parkway, Columbus, OH 43240. JPMorgan Distribution Services, Inc. acts as the principal underwriter for the following additional investment companies:

J.P. Morgan Fleming Mutual Fund Group, Inc.

J.P. Morgan Mutual Fund Investment Trust

JPMorgan Trust I

JPMorgan Trust II

JPMorgan Trust III

JPMorgan Trust IV

Undiscovered Managers Funds

JPMorgan Insurance Trust

J.P. Morgan Exchange-Traded Fund Trust

(2)	The directors and officers of JPMorgan Distribution Services, Inc. are set forth below. The business address of each director or officer is 1111 Polaris Parkway, Columbus, OH 43240.

Name with Registrant	Positions and Offices With JPMorgan Distribution Services, Inc.	Positions with Registrant
Susan Montgomery	Director & President	None
Michael R. Machulski	Director, Managing Director & Treasurer	None
Anthony J. Horan	Senior Vice President & Assistant Secretary	None
Aisling V. DeSola	Vice President & Secretary	None
James A. Hoffman	Executive Director	None
Jessica K. Ditullio	Assistant Secretary	Assistant Secretary
Frank J. Drozek	Assistant Treasurer	None
Christopher J. Mohr	Assistant Treasurer	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

All accounts, books, records and documents required pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

J.P. Morgan Investment Management Inc., the Registrant’s investment adviser, at 270 Park Avenue, New York, NY 10017 (records relating to its functions as investment adviser).

JPMorgan Distribution Services, Inc., the Registrant’s distributor, at 1111 Polaris Parkway, Columbus, Ohio 43240 (records relating to its functions as distributor and shareholder servicing agent).

JPMorgan Chase Bank, N.A., at 270 Park Avenue, New York, NY 10017 (records relating to its functions as custodian).

J.P. Morgan Funds Investment Management Inc., the Registrant’s administrator, at 1111 Polaris Parkway, Columbus, Ohio 43240 (relating to its functions as administrator).

DST Systems Inc., the Registrant’s transfer agent, at 333 W. 11 Street, Kansas City, MO 64105.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

EXHIBIT INDEX

Exhibit No.	Description

(99)(e)	Power of Attorney for Kathleen M. Gallagher.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust IV, certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 9th day of November, 2018.

JPMorgan Trust IV

By:	Brian S. Shlissel*
Name: Brian S. Shlissel
Title: President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on November 9, 2018.

John F. Finn*	Peter C. Marshall*
John F. Finn Trustee	Peter C. Marshall Trustee

Stephen Fisher*	Mary E. Martinez*
Stephen Fisher Trustee	Mary E. Martinez Trustee

Kathleen M. Gallagher*	Marilyn McCoy*
Kathleen M. Gallagher Trustee	Marilyn McCoy Trustee

Dr. Matthew Goldstein*	Mitchell M. Merin*
Dr. Matthew Goldstein Trustee	Mitchell M. Merin Trustee

Dennis P. Harrington*	Robert A. Oden, Jr.*
Dennis P. Harrington* Trustee	Robert A. Oden, Jr. Trustee

Frankie D. Hughes*	Marian U. Pardo*
Frankie D. Hughes Trustee	Marian U. Pardo Trustee

Raymond Kanner*	James J. Schonbachler*
Raymond Kanner Trustee	James J. Schonbachler Trustee

Timothy J. Clemens*	Brian S. Shlissel*
Timothy J. Clemens Treasurer And Principal Financial Officer	Brian S. Shlissel President And Principal Executive Officer

*By	/s/ Carmine Lekstutis
Carmine Lekstutis
Attorney-In-Fact